Related Party Transactions - Founder Shares (Details)		3 Months Ended	11 Months Ended	12 Months Ended
	Feb. 09, 2021 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) D $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2022 USD ($) D $ / shares	Sep. 02, 2021 shares
Related Party Transaction
Aggregate purchase price | $			$ 25,000
Due to affiliate | $		$ 377,693	$ 227,693	$ 347,693
Class B Ordinary shares
Related Party Transaction
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Number of shares forfeited (non-exercise of overallotment option) | shares					750,000
Class A Ordinary Shares
Related Party Transaction
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Sponsor
Related Party Transaction
Due to affiliate | $		$ 377,693	$ 227,693	$ 347,693
Founder Share Member | Sponsor | Class B Ordinary shares
Related Party Transaction
Consideration received, shares | shares	5,750,000
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001
Aggregate purchase price | $	$ 25,000
Shares subject to forfeiture | shares	750,000
Number of days to exercise over-allotment option	45 days			45 days
Number of shares forfeited (non-exercise of overallotment option) | shares					750,000
Restrictions on transfer period of time after business combination completion		1 year		1 year
Founder Share Member | Sponsor | Class A Ordinary Shares
Related Party Transaction
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares		$ 12.00		$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D		20		20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D		30		30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences		150 days		150 days